UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2009

Date of reporting period: 12/31/2009

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended December 31, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

December 31, 2009

Ticker Symbol: CEFFX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the "Fund").  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

February 9, 2010
Dear Shareholders:

The Congressional Effect Fund strategy is based on more than 45 years of historical analysis indicating that, by investing in the broad stock market only when Congress is out of session, our shareholders can, over long periods of time, get returns that match or exceed the market while taking less than half the risk. Since the Fund’s launch in May, 2008, $10,000 invested in the Fund would, as of December 31, 2009, be worth $9,349, while the same amount invested in the S&P 500 Total Return Index (“S&P 500”) would be worth $8,321, a difference of 12.35%.

Performance Period	Congressional Effect Fund *	S&P 500
Since Inception (May 23, 2008) through Dec. 31, 2009	-4.11%	-10.78%
Dec. 31, 2008-Dec. 31, 2009	-4.41%	+26.46%

The Congressional Effect Fund is a no-load Fund. The Advisor has agreed to maintain the Fund’s total annual operating expenses at 1.75% through 7/31/10.

* Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal will fluctuate with changing market conditions so that when redeemed, shares may be worth less or more than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information, please call the Fund’s distributor, Matrix Capital Group, Inc., New York, NY, toll free at 1-888-553-4233. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

The S&P 500 is an index created by Standard & Poor’s Corp. considered to represent the performance of the stock market generally. The S&P 500 is not an investment product available for purchase.

Consistent with its mandate, in 2009 the Fund sat out much of last year’s rally, and it was down 4.41% for the calendar year.  However, as plainly illustrated by the graph below, which shows the Fund’s performance since inception of May 23, 2008 vs. the S&P 500, the Fund has avoided a lot of political risk at a time when that kind of risk has weighed heavily on the market, and the result has been good relative to preservation of capital.

Congressional Effect Fund vs. the S&P 500

In 2008 the market suffered an enormous liquidity crisis, much of which we believe occurred because the government had increasingly distorted the basic economics of the housing market for many years.  As housing unraveled and the economy fell in early 2009, the markets also had to discount wide ranges of potential government intrusion into the private economy and changes to the rule of law. When the markets turned in 2009, it was mostly because people concluded the world was not in fact coming to an end and equities had too quickly reached bargain basement levels.  A contributing factor to the 2009 rally was that while many government initiatives were proposed, few were enacted.  While we have most likely passed the acute phase of this crisis, we continue to see and monitor significant political risk to this market:

•	We still have a unified government, which always carries with it the threat of legislative hyperactivity as politicians seek to justify their roles and reward their constituents;

•
We have seen how an unchecked party can make or threaten to make changes, all of which the market has to discount.  The government’s role in industries representing well over a third of the private economy, including healthcare, automobiles, housing, banking, mortgage lending, student lending and consumer credit has been vastly expanded;

•	We are seeing increased regulatory intrusion across the board;

•
Deficit spending has increased to levels last seen during World War II.  However, when the dust settled after World War II, our dollar became the world’s reserve currency, our industrial plant was the only one left intact and we acquired most of Britain’s military bases.  When the dust settles after this debt binge, we believe the purchases will not be nearly as good;

•	Higher taxes are being proposed in nearly all sectors as a cash strapped government searches desperately for funds.

In this environment, the Congressional Effect Fund offers a defensive portfolio to reduce political risk while maintaining some equity market exposure.

Sincerely,

Eric T. Singer
President

Congressional Effect Management
420 Lexington Avenue
Suite 601
New York, NY 10170
http://www.CongressionalEffect.com
Ph: 646.307.4180
Assistant: 646.307.4183

The Fund will buy and sell portfolio securities in response to whether Congress is in session or out of session, without regard to the length of time they have been held.  The Advisor anticipates that the Fund will generally move substantially its entire portfolio from “in session” investments (Cash and Cash Equivalents) to “out of session” investments (S&P 500 futures contracts) and vice versa each time Congress changes its session status.  Since Congress’ in session status can change daily, the Fund’s portfolio will be changed rapidly (e.g., within a single trading day) a number of times during the year. Since portfolio turnover involves brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Fund.

While the Advisor periodically (at least daily) inquires as to whether each house of Congress is in session, the Advisor may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules, and unexpected or unannounced changes in such schedules.  Because the Fund’s investment strategy depends in large part on accurately determining when Congress is in session, inaccurate information about whether or not Congress is in session could negatively impact the performance of the Fund.

The percentages in the above graph are based on the portfolio holdings of the Fund as of December 31, 2009 and are subject to change.

Holdings Diversification (Market Exposure as a percentage of net assets)(1)

S&P 500 E-Mini Futures Contracts	95.88%
Common Stock	5.47%
Exchange Traded Funds	0.77%

(1) Excludes temporary cash investments.  Percentages in the above table are based on net assets of the Fund at December 31, 2009.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2009 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CONGRESSIONAL EFFECT FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return
	1 Year	Commencement of Operations (1) through December 31, 2009
Congressional Effect Fund	(4.41)%	(4.11)%
S&P 500 Total Return Index	26.46%	(10.78)%

(1)	The Congressional Effect Fund commenced operations on May 23, 2008.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233.

The above graph depicts the performance of the Congressional Effect Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Congressional Effect Fund, which will generally not invest in all the securities comprising the index.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2009	ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (07/01/09) and held for the entire period of 07/01/09 through 12/31/09.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/09).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/09 through 12/31/09

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period*
Congressional Effect Fund (-4.41%)	$ 1,000.00	$ 955.90	$ 8.73

Hypothetical 5% Fund Return	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Expenses Paid During Period*
Congressional Effect Fund	$ 1,000.00	$ 1,016.30	$ 9.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.77% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2009		ANNUAL REPORT

		Shares	Value
COMMON STOCK - (5.47%)
Healthcare - Products - (5.47%)
Vermillion, Inc. * (Cost - $285,215)		15,000	$411,750

EXCHANGE-TRADED FUND - (0.77%)
Direxion Daily Financial Bear 3x Shares * (Cost - $61,840)		3,000	58,230

U.S. GOVERNMENT OBLIGATIONS - (19.70%)
U.S. Treasury Note, 2.375%, 09/30/2014 (a)		1,000,000	991,560
U.S. Treasury Note, 3.625%, 08/15/2019		500,000	491,562
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,505,276)			1,483,122

SHORT-TERM INVESTMENTS - (65.00%)
Fifth Third Institutional Government Money Market, 0.01% (b) (Cost $4,894,772)		4,894,772	4,894,772

TOTAL INVESTMENTS (Cost $6,747,103) - 90.94%			6,847,874

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.06%			681,816

NET ASSETS - 100.00%			$7,529,690

		Underlying Face
FUTURES CONTRACTS	Contracts	Amount at Value	Unrealized Loss
Contracts Purchased
S&P 500 E-Mini Futures, Expires 03/19/2010 *	130	$7,219,550	$(54,539)

(a) This security is held in a collateralized account to cover initial margin requirements on open futures contracts. See Note 1(c).
(b) Rate shown represents the rate at December 31, 2009, is subject to change and resets daily.
* Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009	ANNUAL REPORT

Assets:
Investments, at value (identified cost $6,747,103)	$6,847,874
Deposits at broker	338,326
Due from advisor	15,611
Receivables:
Interest	12,929
Investments sold	492,519
Prepaid expenses	14,936
Total assets	7,722,195

Liabilities:
Payables:
Investments purchased	77,434
Fund shares redeemed	34,242
Futures variation margin	53,563
Accrued distribution (12b-1) fees	5,907
Due to administrator	6,373
Accrued expenses	14,986
Total liabilities	192,505

Net Assets	$7,529,690

Sources of Net Assets:
Paid-in capital	$7,772,258
Accumulated net realized loss on investments	(288,800)
Net unrealized appreciation on investments and futures contracts	46,232

Total Net Assets	$7,529,690

Net Asset Value and Offering Price Per Share
(808,503 shares of beneficial interest issued and outstanding, unlimited shares authorized)	$9.31

Minimum Redemption Price Per Share (a)	$9.22

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

December 31, 2009	ANNUAL REPORT

For the
Year Ended
December 31, 2009

Investment Income:
Interest	$32,646
Total Investment Income	32,646

Expenses:
Management fees	45,271
Distribution (12b-1) fees	11,318
Accounting and transfer agent fees and expenses	47,086
Legal fees	26,288
Registration and filing fees	24,584
Compliance officer fees	18,000
Audit fees	13,000
Custodian fees	8,606
Trustee fees and expenses	8,250
Miscellaneous	7,617
Insurance	1,003
Reports to shareholders	316
Pricing fees	299
Total expenses	211,638
Less: fees waived and expenses absorbed	(126,858)
Net expenses	84,780

Net investment loss	(52,134)

Realized and unrealized gain (loss):
Net realized loss on:
Investments	(120,887)
Futures contracts	(60,698)
Net realized loss on investments and futures contracts	(181,585)

Net change in unrealized appreciation (depreciation) on:
Investments	59,518
Futures contracts	(54,539)
Net change in unrealized appreciation (depreciation)	4,979

Net loss on investments and futures conracts	(176,606)

Net decrease in net assets resulting from operations	$(228,740)

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2009	ANNUAL REPORT

	For the	For the
	Year Ended	Period Ended
	December 31, 2009	December 31, 2008 (a)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(52,134)	$5,912
Net realized loss on investments and futures contracts	(181,585)	(84,701)
Net unrealized appreciation on investments and futures contracts	4,979	41,253
Net decrease in net assets resulting from operations	(228,740)	(37,536)

Distributions to shareholders from:
Net investment income	-	(5,894)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	2,018,196	1,412,562

Increase in net assets from acquisition of the
Free Enterprise Action Fund (Note 7)	4,271,102	-

Increase in net assets	6,060,558	1,369,132

Net Assets:
Beginning of period	1,469,132	100,000
End of period	$7,529,690	$1,469,132
Undistributed net investment income	$-	$18

(a)	The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2009	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	For the		For the
	Year Ended		Period Ended
	December 31, 2009		December 31, 2008 (a)

	$9.74		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.11)		0.05
Net realized and unrealized loss on investments and futures contracts	(0.32)		(0.27)
Total from investment operations	(0.43)		(0.22)

Distributions:
From net investment income	-		(0.04)
Total distributions	-		(0.04)

Paid in capital from redemption fees	-	(c)	-

Net Asset Value, End of Period	$9.31		$9.74

Total Return (d)	(4.41)%		(2.19)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,530		$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.67%		14.99%	(f)
After fees waived and expenses absorbed	1.87%		2.24%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(3.95)%		(11.95)%	(f)
After fees waived and expenses absorbed	(1.15)%		0.80%	(f)

Portfolio turnover rate	2,996%		406%

(a)	The Congressional Effect Fund commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total Return has not been annualized.
(e)	Aggregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund").  The Fund became effective with the SEC and commenced operations on May 23, 2008.  The Fund is registered to offer one class of shares.  The Fund is diversified.  The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Financial Accounting Standards Board Launches Accounting Standards Codification–The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

b)         Security Valuations–The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  At December 31, 2009, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2009:
		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Investments:
Common Stock(2)	$411,750	$-	$411,750
Exchange-Traded Fund	58,230	-	58,230
Short-Term Investments	4,894,772	-	4,894,772
U.S. Government Obligations	-	1,483,122	1,483,122
Total Investments	$5,364,752	$1,483,122	$6,847,874
Other Financial Instruments:
Futures Contracts(3)	$(54,539)	$-	$(54,539)
Total Other Financial Instruments	$(54,539)	$-	$(54,539)

(1)
As of and during the year ended December 31, 2009, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(3)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

c)         Share Valuation–The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

d)         Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  Futures contracts may have off-balance sheet risk.  Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

           Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities", requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under SFAS 133 and their effect on the Fund’s financial position, performance and cash flows.

Details of the disclosures are as follows for the year ended December 31, 2009:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as hedging instruments under	Location in Statement
SFAS 133	of Assets and Liabilities	Value*
Futures Contracts	Futures variation margin payable	$ 53,563

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
SFAS 133	recognized in income	Value
Futures Contracts	Net realized loss on futures contracts	$ (60,698)
Futures Contracts	Net unrealized depreciation on futures contracts	(54,539)

e)         Repurchase Agreements–In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

f)          Option Writing–When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

g)         Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

h)         Federal Income Tax–The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year, the Fund did not incur any interest or penalties.  As required by FIN 48, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008 and December 31, 2009) and has concluded that no provision for income tax is required in these financial statements.

i)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

j)          Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

k)          Other–The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

l)           Redemption fees–Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  There were redemption fees of $199 paid to the Fund during the year ended December 31, 2009.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009	ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended December 31, 2009 were as follows:

	Shares	Amount
Sold	260,625	$2,513,328
Redeemed	(52,071)	(495,132)
Net Increase	208,554	$2,018,196

Transactions in shares of capital stock for the Fund for the period from May 23, 2008 to December 31, 2008 were as follows:

	Shares	Amount
Sold	149,277	$1,496,600
Reinvested	216	2,036
Redeemed	(8,661)	(86,074)
Net Increase	140,832	$1,412,562

(3)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$53,663,422	$53,065,565

There were no government securities (excluding short-term investments) purchased or sold during the period.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended December 31, 2009, the Fund incurred $45,271 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2009.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.99% of the Fund's average daily net assets through December 31, 2009.  Effective July 20, 2009, pursuant to a reorganization (note 7), the rate was reduced to 1.75% through July 31, 2010.  Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the year ended December 31, 2009, the Advisor waived management fees of $45,271 and reimbursed $81,587 of Fund expenses.  The Advisor may recapture $94,665 and $126,858 no later than December 31, 2011 and December 31, 2012, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or "Administrator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the year ended December 31, 2009, Matrix earned $47,086 for such services including out of pocket expenses, with $4,873 remaining payable at December 31, 2009.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009	ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the year ended December 31, 2009, Matrix earned $18,000 of compliance fees, with $1,500 remaining payable at December 31, 2009.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $42,405 of brokerage commissions during the year ended December 31, 2009.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the year ended December 31, 2009, the Fund incurred $11,318 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 6,749,554	$ 126,534	$ (28,214)	$ 98,320

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

For the year ended December 31, 2009, the Fund did not record any distributions.  For the fiscal year ended December 31, 2008, the Fund distributed $5,894 of ordinary income.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of December 31, 2009, the components of distributable earnings presented on an income tax basis were as follows:

Post-October Losses	Net Unrealized Appreciation	Distributable Earnings, Net
$ (340,888)	$ 98,320	$ (242,568)

The post-October losses shown above differ from the corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to differing book/tax treatment of mark-to-market of futures contracts, deferrals of post-October losses, and losses on wash sales.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009	ANNUAL REPORT

(5)	TAX MATTERS (continued)

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income, paid-in capital and accumulated net realized loss on a tax basis which is considered to be more informative to shareholders.  As of December 31, 2009, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Investment Income	Paid-in Capital	Accumulated Net Realized Loss
$ 52,116	$ (29,602)	$ (22,514)

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	ACQUISITION OF FREE ENTERPRISE ACTION FUND

On July 17, 2009, The Congressional Effect Fund acquired substantially all of the assets and liabilities of the Free Enterprise Action Fund, a series of the Northern Lights Fund Trust, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by the Board of Trustees of the Northern Lights Trust on July 13, 2009.  In addition, the Free Enterprise Action Fund’s shareholders holding approximately 60.75% of the shares executed a consent action approving the reorganization. The acquisition was accomplished by a taxable exchange of 584,282 shares of the Free Enterprise Action Fund (valued at $7.31 per share) outstanding on July 17, 2009 for 449,117 shares of the Congressional Effect Fund (valued at $9.51). One share of the Congressional Effect Fund was exchanged for 1.301 shares of the Free Enterprise Action Fund. The Free Enterprise Action Fund’s net assets on the date of the reorganization were $4,271,102, and were combined with those of the Congressional Effect Fund. The aggregate net assets of the Congressional Effect Fund and the Free Enterprise Action Fund immediately before the acquisition were $2,558,857 and $4,271,102, respectively. The combined assets immediately after the acquisition amounted to $6,829,959 with 718,138 shares outstanding.

(8)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through February 26, 2010, the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(9)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Congressional Effect Fund,
a Series of Congressional Effect Family of Funds

We have audited the accompanying statement of assets and liabilities of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, including the schedule of investments as of December 31, 2009 and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period May 23, 2008 (commencement of investment operations) through December 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, as of December 31, 2009, the results of it’s operations and changes in it’s net assets and the financial highlights for the period indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
February 26, 2010

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

December 31, 2009	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 13, 2009 for the Congressional Effect Fund were as follows:
Congressional Effect Fund, gross of fee waivers or expense reimbursements	15.31%
Congressional Effect Fund, after waiver and reimbursement *	2.56%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through July 31, 2010.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.75% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the year ended December 31, 2009 were 4.67% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the year ended December 31, 2009.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2009	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships
Independent Trustees
Daniel Ripp 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 43	Trustee	Since Inception
President and head of research of Bradley Woods & Co. Ltd., an independent research firm, since 2004;  President and CEO of H.C. Wainwright & Co., an investment bank, from 2003-2004; CFO of Casimir Capital from 2001-2003
				One	None
Samuel H. Solomon 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 54	Trustee	Since Inception	Independent Consultant 2009 to present. Chairman of DOAR Litigation Consulting 1989-2009.	One	None
Robert J. Cresci 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 66	Trustee	Since Inception	Managing Director of Pecks Management Partners Ltd., an investment management firm, since 1990.	One	3 (Luminex Corporation; j2 Global Communications, Inc.; and Continucare Corporation)
Interested Trustee*
Eric T. Singer 420 Lexington Avenue Suite 601 New York, NY 10170 Age: 56	Trustee and President	Since Inception
Managing member of the Advisor since inception;   Managing Director of Pelion Securities Corporation since 2007; Managing Director of Pali Capital, Inc. from 2003 to 2007; Managing Director of H.C. Wainwright & Co, Inc. from 1999 to 2003; Executive Vice President and Co-Head of investment banking Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm, from 1990-1999
				One	None
Officers
David Ganley 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 63	Secretary and Chief Compliance Officer	Since Inception
Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005. He was previously president of InCap Securities and chief administrative officer of InCap Service Company Group, Inc. from 2001 to 2005.
				N/A	N/A
Larry E. Beaver, Jr. 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 40	Treasurer	Since Inception	Director of Fund Accounting, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005.	N/A	N/A

              * The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2009	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an "interested person" receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee 1	Aggregate Compensation From the Fund 2	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees 2
Independent Trustees
Daniel Ripp	$3,350	None	None	$3,350
Samuel H. Solomon	$3,100	None	None	$3,100
Robert J. Cresci	$3,600	None	None	$3,600
Interested Trustees
Eric T. Singer	None	None	None	None

1	Each of the Trustees serves as a Trustee to the one fund of the Trust.
2	Figures are for the year ended December 31, 2009.

The Statement of Additional Information for the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-553-4233.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Cresci is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 and $12,800 with respect to the registrant’s fiscal years ended December 31, 2009 and 2008 respectively.

(b)
Audit-Related Fees.   There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended December 31, 2009 and 2008, respectively.  The services comprising  these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2009 and 2008 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2009 and 2008 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer	/s/ Eric T. Singer
President,
Date: March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President
Date: March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver
Treasurer
Date: March 2, 2010